REVENUE - Narrative (Details)	Dec. 31, 2019 $ / ounce $ / pound	Dec. 31, 2018 $ / pound
Disclosure of Disaggregation of Revenue [Line Items]
Percent change in commodity prices used for sensitivity analysis	10.00%
Gold[member]
Disclosure of Disaggregation of Revenue [Line Items]
Percentage of composition of principal product (as percent)	90.00%
Average price of sales subject to final settlement (copper in dollars per pound; gold in dollars per oz) | $ / ounce	1,524
Copper
Disclosure of Disaggregation of Revenue [Line Items]
Average price of sales subject to final settlement (copper in dollars per pound; gold in dollars per oz) | $ / pound	2.80	2.71